                                                -------------------------------
                                                OMB APPROVAL

                                                OMB Number: 3235-0570
                                                Expires: September 30, 2007
                                                Estimated average burden
                                                hours per response. . . . .19.4
                                                -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number :  811-21186
                                    -------------------------------------------

                        Williams Capital Management Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 Fifth Avenue
                            New York, New York 10019
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Dail St. Claire
                                    President
                        Williams Capital Management, LLC
                                650 Fifth Avenue
                            New York, New York 10019
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 373-4240
                                                   ----------------------------

Date of fiscal year end: October 31, 2005
                         ----------------------------

Date of reporting period: April 30, 2005
                          ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                ---------------

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                ---------------

        A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                 APRIL 30, 2005

                               SEMI-ANNUAL REPORT

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC

TABLE OF CONTENTS

PRESIDENT'S LETTER....................................     4
SECTOR/INDUSTRY ALLOCATION............................     6
DISCLOSURE OF FUND EXPENSES...........................     7
PORTFOLIO OF INVESTMENTS..............................     9
STATEMENT OF ASSETS AND LIABILITIES...................    17
STATEMENT OF OPERATIONS...............................    18
STATEMENTS OF CHANGES IN NET ASSETS...................    19
FINANCIAL HIGHLIGHTS..................................    20
NOTES TO FINANCIAL STATEMENTS.........................    21

-------------------------------------------------------------------------

  A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the "Fund") uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission's website at http://www.sec.gov.

  Portfolio of Investments for periods ending January 31 and July 31 (beginning September 29) are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

  THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUND'S PROSPECTUS. TO OBTAIN A PROSPECTUS, PLEASE CALL 1-866-WCM-FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

  The Fund is distributed by ALPS Distributors, Inc.

  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Fund involves investment risk, including possible loss of principal.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PRESIDENT'S LETTER

Dear Shareholder:

  Thank you for your investment in the Williams Capital Liquid Assets Fund. We greatly appreciate your business and look forward to continuing to provide you with high quality client service.

  Enclosed please find the semi-annual report of the Aaa/AAAm-rated Williams Capital Liquid Assets Fund (the "Fund"). It covers the reporting period November 1, 2004 through April 30, 2005.

OVERVIEW

  By April 30, 2005, the Federal Reserve Bank raised interest rates to 2.75% in seven steady 25 basis point increases every six to eight weeks. The Fed started raising rates in June, 2004 when the Fed Funds target rate was at a 46 year low of 1.0%. In the wake of continued rate hikes, the Fund's Weighted Average Maturity ("WAM") decreased from 43 days on November 1, 2005, to 32 days on April 30, 2005. We kept the majority of the Fund's fixed-rate investments relatively short, extending only when our break-even analysis indicated trades made economic sense. Floating rate securities offered the greatest relative value in an environment of sustained Fed tightening and we increased the Portfolio's holdings from 52% to 59% during the reporting period. We favored floaters that have a greater reset frequency, such as daily and weekly resets.

  The Fund's sector allocation as of April 30, 2005, was marked by the following themes:

  - Floating Rate Notes were broken down with the following characteristics: daily resets, 27.5%; weekly resets, 16.9%, monthly resets, 11.3% and quarterly resets, 3.0%.

  - Municipal Securities continue to offer greater yields relative to similarly-rated taxable money market instruments. Taxable variable rate securities generally yielded five to seven basis points higher then weekly commercial paper. Further, these securities provide diversification to the portfolio.

  Economic data was mixed during the reporting period. The period began with positive economic data and inflation under control. As 2004 ended, consumer confidence jumped to the highest level in five months, reflecting lower oil prices, improving employment prospects and higher stock prices. Business spending and consumer purchases of goods and services were fueled by payroll growth, tax breaks, low interest rates and mortgage refinancings. In March, the Commerce Department raised its estimate of fourth quarter Gross Domestic Product ("GDP") from 3.1% to 3.8%. GDP growth was penalized by 1.4% due to the expanding U.S. trade deficit. While exports rose 2.4% in 4Q04, imports rose 11.4%. By the end of March, consumer confidence slipped modestly and payroll growth, retail sales and business investments all softened.

Further, inflation pressures picked up as pricing power became more evident. Capital spending advanced 4.7% in the 1Q05 down from 14.4% 4Q04. Consumer spending grew 3.5% in the 1Q05, down from 4.2% from 4Q04.

  The reporting period ended with prices on an upward trend and increasing evidence of negative key economic data. This helped interest rates to reverse course from earlier in year and head lower. In April, core consumer prices, excluding prices of food and energy, rose 0.4%, their largest single month gain in over two years. Oil prices were up nearly 20% since January 2005. Prices soared to a closing high of $52.27 a barrel in early April, but by the end of April prices were on a downward trend hovering around $50.00. Also in April, advance retail sales and consumer sentiment came in lower then expected. Further, 1Q05 GDP suggested the existence of an economic slowdown as it receded to an annualized rate of 3.1% from 3.8% in 4Q04.

OUTLOOK

  We believe that the Fed views the current trends of growth and inflation as acceptable. The FOMC meeting minutes showed that Committee members believe that "productivity growth would probably continue to dampen increases in unit labor costs and prices, and inflation would most likely continue to be contained." Market participants widely expect the Fed to raise the Fed Funds target rate to 3.50% to get rates back to a neutral level. At 3.50% all policy accommodation the Fed has undertaken since September 11, 2001, will have been removed. We also believe that rate hikes will continue to be in measured 25 basis point increments at each subsequent Fed meeting. In our view, whether the Fed pauses after 3.50% or continues to raise rates will depend on trends in growth and inflation as evidenced by economic data.

  Given current market conditions, we will continue to favor floating rate securities when they provide a yield advantage over similar fixed-rate paper. Also, we will continue to keep the majority of the portfolio's fixed-rate investments relatively short, extending only where break-even analysis indicates it makes economic sense to do so.

                                    Sincerely,

                                    -s- Dail St. Claire

                                    Dail St. Claire
                                    President & Co-Portfolio Manager

WILLIAMS CAPITAL LIQUID ASSETS FUND
SECTOR/INDUSTRY ALLOCATION
  APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------

  The following table represents the sector/industry allocation of the Fund as of April 30, 2005. Percentages are based on net assets.

                                                   PERCENTAGE OF
               SECURITY ALLOCATION                  NET ASSETS
               -------------------                 -------------
Municipal Securities.............................      23.9%
U.S. Government Agency Obligations...............      22.5%
Corporate Bonds & Notes..........................      17.5%
Master Notes & Promissory Notes..................      12.2%
Other Commercial Paper...........................      11.1%
Asset Backed Commercial Paper....................       8.6%
Deposit Notes....................................       3.0%
Investment Company Securities....................       1.0%
                                                      ------
Total............................................      99.8%
                                                      ======

WILLIAMS CAPITAL LIQUID ASSETS FUND
DISCLOSURE OF FUND EXPENSES
  APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------
  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES
  The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine

WILLIAMS CAPITAL LIQUID ASSETS FUND
DISCLOSURE OF FUND EXPENSES
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------

the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING         ENDING         EXPENSE PAID        EXPENSE RATIO
                       ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD      DURING PERIOD*
                          11/1/04         4/30/05       11/1/04 - 4/30/05   11/1/04 - 4/30/05
                       -------------   --------------   -----------------   -----------------
Actual                   $1,000.00       $1,010.90            $1.00               0.20%
Hypothetical             $1,000.00       $1,023.80            $1.00               0.20%

------------

* Annualized.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------
                                                 RATING
                                               (UNAUDITED)
  PRINCIPAL                                    -----------
   AMOUNT                                      MOODY'S/S&P      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (22.5%):
                Federal Farm Credit Bank:
  $ 1,250,000   2.780%, 05/04/05+............
                                               Aaa/AAA       $  1,249,111
    3,000,000   2.000%, 09/06/05.............
                                               Aaa/AAA          2,997,922
                                                             ------------
                                                                4,247,033
                                                             ------------
                Federal Home Loan Bank:
    1,000,000   1.780%, 05/27/05.............
                                               Aaa/AAA            999,993
    3,500,000   1.750%, 08/15/05.............
                                               Aaa/AAA          3,494,249
    2,000,000   2.125%, 09/22/05.............
                                               Aaa/AAA          1,999,276
    4,000,000   3.000%, 01/18/06.............
                                               Aaa/AAA          4,000,000
      545,000   7.250%, 05/13/05.............
                                               Aaa/AAA            545,934
                                                             ------------
                                                               11,039,452
                                                             ------------
                Federal Home Loan Mortgage
                Corp.:
    2,000,000   1.940%, 05/05/05+++..........
                                               Aaa/AAA          1,999,575
    1,500,000   4.250%, 06/15/05.............
                                               Aaa/AAA          1,504,119
    3,000,000   1.960%, 05/03/05+++..........
                                               Aaa/AAA          2,999,678
                                                             ------------
                                                                6,503,372
                                                             ------------
                Federal National Mortgage
                Association:
    5,000,000   2.838%, 05/02/05+............
                                               Aaa/AAA          4,999,994
   45,000,000   2.925%, 05/02/05+............
                                               Aaa/AAA         44,999,013
    1,000,000   1.360%, 05/03/05.............
                                               Aaa/AAA          1,000,000
    5,000,000   2.640%, 05/06/05+............
                                               Aaa/AAA          4,996,606
    1,000,000   1.610%, 05/13/05.............
                                               Aaa/AAA          1,000,000
    1,750,000   1.650%, 05/16/05.............
                                               Aaa/AAA          1,749,825
    1,000,000   1.800%, 05/27/05.............
                                               Aaa/AAA          1,000,000
    2,000,000   2.951%, 05/29/05+............
                                               Aaa/AAA          1,999,219
    1,000,000   1.850%, 06/03/05.............
                                               Aaa/AAA          1,000,000
    2,000,000   3.025%, 07/21/05+............
                                               Aaa/AAA          1,999,380
      205,000   5.750%, 06/15/05.............
                                               Aaa/AAA            205,916
                                                             ------------
                                                               64,949,953
                                                             ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,739,810)........................................
                                                               86,739,810
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                 RATING
                                               (UNAUDITED)
  PRINCIPAL                                    -----------
   AMOUNT                                      MOODY'S/S&P      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES -- (23.9%):
  TAXABLE MUNICIPAL BONDS AND
  NOTES - (17.7%):
  $   500,000   Anchorage Alaska Electric
                Utility Revenue, Series D,     VMIG1/A-1+    $    500,000
                3.000%, 05/04/05+............
    1,935,000   Baptist Health System of
                South Florida, Series A (MBIA  VMIG1/A-1+       1,935,000
                Insured), SPA, 3.030%,
                05/04/05+....................
                Connecticut State Housing
                Finance Authority (AMBAC
                Insured)
    4,385,000   2.950%, 05/05/05+............
                                               VMIG1/A-1+       4,385,000
      325,000   2.950%, 05/05/05+............
                                               VMIG1/A-1+         325,000
    5,000,000   Florida Housing Finance Corp.
                Revenue, (MBIA Insured), SPA,  VMIG1/A-1+       5,000,000
                3.030%, 05/05/05+............
    1,640,000   Fresno, California, (MBIA
                Insured), 4.460%, 06/01/05...  Aaa/AAA          1,642,676
    3,100,000   Los Angeles California Water
                & Power Revenue, Subseries     VMIG1/A-1+       3,100,000
                B-4, SPA, 2.970%,
                05/05/05+....................
    1,000,000   Michigan State University
                Revenues, Series C, SPA,       VMIG1/A-1+       1,000,000
                3.030%, 05/04/05+............
    1,250,000   New York State, Series C, GO,
                LOC, 2.450%, 08/04/05+.......  VMIG1/A-1+       1,250,000
   11,000,000   New York, New York, Subseries
                A-9 (FGIC Insured), GO, SPA,   VMIG1/A-1+      11,000,000
                3.030%, 05/04/05.............
    2,080,000   North Carolina Housing
                Finance Agency, Series D,      VMIG1/A-1        2,080,000
                SPA, 3.030%, 05/04/05+.......
    7,500,000   North Texas Higher Education
                Authority, Series B, (AMBAC    VMIG1/A-1+       7,500,000
                Insured), SPA, 3.030%,
                05/04/05+....................
      215,000   Philadelphia Pennsylvania
                Authority for Industrial       VMIG1/A-1+         215,000
                Development Special
                Facilities Revenue, Series B,
                (AMBAC Insured), SPA, 3.030%,
                05/05/05+....................

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                 RATING
                                               (UNAUDITED)
  PRINCIPAL                                    -----------
   AMOUNT                                      MOODY'S/S&P      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES (CONTINUED)
  TAXABLE MUNICIPAL BONDS AND NOTES (CONTINUED)
  $ 1,330,000   Port Seattle Washington
                Revenue, (FGIC Insured),       Aaa/AAA       $  1,330,830
                3.000%, 06/01/05.............
   10,000,000   Portland, Maine, SPA, 3.030%,
                05/04/05+....................  VMIG1/A-1+      10,000,000
    2,000,000   Texas State, Series A-2, GO,
                2.950%, 05/04/05+............  VMIG1/A-1+       2,000,000
    2,925,000   Texas State, Series B, GO,
                SPA, 2.950%, 05/04/05+.......  VMIG1/A-1+       2,925,000
      700,000   Texas State, GO, SPA, 2.950%,
                05/04/05+....................  VMIG1/A-1+         700,000
    3,700,000   Texas State, Series A-2, GO,
                SPA, 3.000%, 05/04/05+.......  VMIG1/A-1+       3,700,000
    1,800,000   Texas State Department of
                Housing & Community Affairs    VMIG1/A-1+       1,800,000
                Single Family Revenue, Series
                A, (FSA Insured), SPA,
                3.030%, 05/04/05+
    4,000,000   Utah State Board of Regents,
                Series X, (AMBAC Insured),     VMIG1/A-1+       4,000,000
                SPA, 3.030%, 05/04/05+.......
    1,000,000   Washington State, Series T,
                GO, 2.250%, 07/01/05           Aa1/AA             999,915
    1,295,000   Wisconsin Housing & Economic
                Development Authority Home     VMIG1/A-1+       1,295,000
                Ownership Revenue, Series B,
                SPA, 3.000%, 05/04/05+.......
                                                             ------------
                                                               68,683,421
                                                             ------------
  TAXABLE MUNICIPAL COMMERCIAL PAPER - (6.2%):
    4,100,000   California Statewide
                Communities Development        MIG1/SP-1+       4,102,887
                Authority Revenue, 3.000%,
                06/30/05.....................
    7,485,000   De Kalb County Georgia
                Development Authority,         VMIG1/A-1+       7,485,000
                2.780%, 05/02/05+............

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                 RATING
                                               (UNAUDITED)
  PRINCIPAL                                    -----------
   AMOUNT                                      MOODY'S/S&P      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES (CONTINUED)
  TAXABLE MUNICIPAL COMMERCIAL PAPER (CONTINUED)
  $ 8,200,000   Lower Colorado River
                Authority, 2.780%,             P-1/A-1       $  8,200,000
                05/02/05.....................
    1,000,000   Maine State, GO, 4.000%,
                06/23/05.....................  MIG1/NR          1,001,266
    3,000,000   Michigan State, 2.850%,
                08/10/05.....................  VMIG1/A-1+       3,000,000
                                                             ------------
                                                               23,789,153
                                                             ------------

TOTAL MUNICIPAL SECURITIES
(Cost $92,472,574)........................................
                                                               92,472,574
                                                             ------------

CORPORATE BONDS & NOTES -- (17.5%):
  BANKING & FINANCIAL SERVICES - (5.5%):
                Bank One Corp.
    3,000,000   7.625%, 08/01/05.............
                                               Aa3/A+           3,040,342
    3,500,000   6.500%, 02/01/06.............
                                               Aa3/A+           3,587,439
                Citigroup, Inc.
    3,000,000   *, 2.900%, 05/19/05..........
                                               Aa1/AA-          3,000,165
    8,581,000   6.750%, 12/01/05.............
                                               Aa1/AA-          8,775,841
    2,000,000   Dexia Bank, 2.800%,
                05/03/05+....................  Aa2/AA           1,999,924
    1,000,000   Wells Fargo & Co., 7.250%,
                08/24/05.....................  Aa1/AA-          1,014,708
                                                             ------------
                                                               21,418,419
                                                             ------------
  DIVERSIFIED FINANCIAL SERVICES - (6.5%):
                American Express Credit Corp.
    1,500,000   2.950%, 05/05/05+............
                                               Aa3/A+           1,501,387
    5,000,000   3.040%, 05/26/05+............
                                               Aa3/A+           5,001,426
    6,500,000   Merrill Lynch & Co., Inc.,
                3.060%, 05/11/05+............  Aa3/A+           6,511,606
                Morgan Stanley
    4,000,000   3.015%, 05/02/05+............
                                               Aa3/A+           4,000,000
    8,000,000   2.860%, 05/03/05+............
                                               Aa3/A+           8,000,000
                                                             ------------
                                                               25,014,419
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                 RATING
                                               (UNAUDITED)
  PRINCIPAL                                    -----------
   AMOUNT                                      MOODY'S/S&P      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
  FINANCE-OTHER SERVICES - (2.1%):
                Nationwide Building Society
  $ 5,000,000   2.890%, 05/09/05+,++.........
                                               Aa3/A+        $  5,000,000
    3,000,000   3.120%, 06/28/05+,++.........
                                               Aa3/A+           2,999,918
                                                             ------------
                                                                7,999,918
                                                             ------------
  INDUSTRIAL - (0.8%):
    3,200,000   Emerson Electric Co., 6.300%,
                11/01/05.....................  A2/A             3,260,858
                                                             ------------
  PHARMACEUTICALS - (2.6%):
    5,000,000   Merck & Co., Inc., 4.726%,
                02/22/06++...................  Aa3/AA-          5,050,938
    5,000,000   Pfizer, Inc., 2.850%,
                05/09/05+,++.................  Aaa/AAA          5,000,000
                                                             ------------
                                                               10,050,938
                                                             ------------

TOTAL CORPORATE BONDS & NOTES
(Cost $67,744,552)........................................
                                                               67,744,552
                                                             ------------

DEPOSIT NOTES -- (3.0%):
    3,500,000   Barclays Bank PLC, 2.800%,
                11/18/05.....................  P-1/A-1+         3,500,000
    8,000,000   Royal Bank of Scotland,
                2.905%, 05/19/05+............  P-1/A-1+         7,999,766
                                                             ------------

TOTAL DEPOSIT NOTES
(Cost $11,499,766)........................................
                                                               11,499,766
                                                             ------------

MASTER NOTES & PROMISSORY NOTES -- (12.2%):
   15,000,000   Bank of America Corp.,
                3.080%, 05/02/05+............  P-1/A-1         15,000,000
   15,000,000   Bear Stearns Co., Inc.,
                3.070%, 05/02/05+............  P-1/A-1         15,000,000
                Goldman Sachs Group, Inc.
   10,000,000   3.010%, 05/02/05*............
                                               P-1/A-1         10,000,000
    7,000,000   3.030%, 05/02/05+*...........
                                               P-1/A-1          7,000,000
                                                             ------------

TOTAL MASTER NOTES & PROMISSORY NOTES
(Cost $47,000,000)........................................
                                                               47,000,000
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                 RATING
                                               (UNAUDITED)
  PRINCIPAL                                    -----------
   AMOUNT                                      MOODY'S/S&P      VALUE
-------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER -- (8.6%):
  $ 2,350,000   Apreco Llc, 2.729%,
                05/16/05+++                    P-1/A-1+      $  2,347,346
                Arth Capital Corp.
    3,229,000   3.044%, 06/13/05+++..........
                                               P-1/A-1+         3,217,314
    3,000,000   3.085%, 06/21/05+++..........
                                               P-1/A-1+         2,986,953
    1,750,000   3.122%, 07/11/05+++..........
                                               P-1/A-1+         1,739,301
    5,000,000   Govco, Inc., 2.769%,
                05/17/05+++..................  P-1/A-1+         4,993,889
    5,000,000   Surrey, Inc., 2.743%,
                05/02/05+++..................  P-1+/A-1         4,999,620
    2,880,000   Sydney Capital, Inc., 3.062%,
                07/07/05+++..................  P-1/A-1+         2,863,706
    5,000,000   Thames Asset Global
                Securities, 2.698%,            P-1/A-1          4,995,906
                05/12/05+++..................
    5,000,000   Windmill Funding, 2.717%,
                05/11/05+++..................  P-1/A-1+         4,996,249
                                                             ------------

TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $33,140,284)........................................
                                                               33,140,284
                                                             ------------

OTHER COMMERCIAL PAPER -- (11.1%):
  DIVERSIFIED FINANCIAL SERVICES - (1.3%):
    5,000,000   Morgan Stanley, 2.970%,
                05/02/05+....................  Aaa/AAA          5,000,000
                                                             ------------
  FINANCE-BANKS - (5.9%):
    5,000,000   ING Funding, 2.766%,
                06/06/05+++..................  P-1/A-1+         4,986,300
   18,000,000   UBS Finance, Inc., 2.931%,
                05/02/05+++..................  P-1/A-1+        17,998,535
                                                             ------------
                                                               22,984,835
                                                             ------------
  INSURANCE - (0.5%):
    2,000,000   ASIF Global Financing,
                2.650%, 01/17/06.............  Aaa/AAA          1,993,923
                                                             ------------
  MEDICAL EQUIPMENT - (3.4%):
   13,035,000   Medtronic, Inc., 2.921%,
                05/02/05+++..................  P-1/A-1+        13,033,943
                                                             ------------

TOTAL OTHER COMMERCIAL PAPER
(Cost $43,012,701)........................................
                                                               43,012,701
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
   SHARES                                                       VALUE
-------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- (1.0%):
       14,571   Bank of New York Cash Sweep(b)............
                                                             $     14,571
    3,280,000   Morgan Stanley Institutional Prime
                Liquidity Fund(b).........................      3,280,000
      515,000   Reserve Primary Fund(b)...................
                                                                  515,000
                                                             ------------

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $3,809,571).........................................
                                                                3,809,571
                                                             ------------

TOTAL INVESTMENTS (COST $385,419,258)(A)......
                                                    99.8%     $385,419,258

OTHER ASSETS IN EXCESS OF LIABILITIES.........
                                                     0.2%          714,756
                                                -----------   ------------

NET ASSETS....................................
                                                   100.0%     $386,134,014
                                                ===========   ============

------------
 (a) Cost and value for federal income tax and financial reporting purposes are the same.
  + Variable rate security. The rate presented is the rate in effect at April
    30, 2005. The date presented reflects the next rate change date.
 ++ Security exempt from registration under Rule 144A or Section 4(2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed those securities denoted under Rule 144A to be liquid.
+++ The rate presented is the effective yield at purchase.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------

* Illiquid security.

-------------------------------------------------------------------------

---------------------------------------------------------------------------------
                           ACQUISITION                  VALUE     PERCENT OF FUND
ISSUE DESCRIPTION             DATE          COST      PER SHARE     NET ASSETS
---------------------------------------------------------------------------------
Goldman Sachs Group, Inc.    3/7/2005    10,000,000     $1.00          2.59%
Goldman Sachs Group, Inc.   1/11/2005     7,000,000      1.00          1.81%

-------------------------------------------------------------------------
ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corp.
FGIC -- Federal Guaranty Insurance Corp.
FSA -- Financial Security Assurance
GO -- General Obligation
LOC -- Line of credit
MBIA -- Municipal Bond Investors Assurance
NR -- Not rated
SPA -- Standby Purchase Agreement

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF ASSETS AND LIABILITIES
  APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------
ASSETS:
Investments, at amortized cost...............   $385,419,258
Interest and dividends receivable............      1,618,204
Prepaid expenses and other assets............         20,209
                                                ------------
  Total Assets...............................    387,057,671
                                                ------------
LIABILITIES:
Dividends payable............................        824,241
Accrued expenses and other payables:
  Investment advisory fees...................         22,585
  Administration fees........................          7,410
  Custody fees...............................         23,332
  Fund accounting fees.......................          4,516
  Transfer agency fees.......................          7,729
  Trustees' fees and expenses................         12,916
  Other......................................         20,928
                                                ------------
  Total Liabilities..........................        923,657
                                                ------------
NET ASSETS...................................   $386,134,014
                                                ============
NET ASSETS CONSIST OF:
Paid-in Capital..............................    386,132,807
Accumulated net investment income............          1,132
Accumulated net realized gains on investment
  transactions...............................             75
                                                ------------
Net Assets:..................................   $386,134,014
                                                ============
Net asset value, offering price and
  redemption price per share
  ($386,134,014/386,132,807 shares
  outstanding; unlimited shares authorized no
  par value.)................................   $       1.00
                                                ============

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------
INVESTMENT INCOME:
Interest.......................................   $4,880,452
Dividends......................................      207,195
                                                  ----------
  Total Investment Income......................    5,087,647
                                                  ----------
EXPENSES:
Investment advisory fees.......................      256,745
Administration fees............................       59,754
Fund accounting fees...........................       19,119
Audit fees.....................................       27,136
Custody fees...................................       53,402
Transfer agent fees............................        7,414
Trustees' fees.................................       24,416
Other fees.....................................       90,240
                                                  ----------
  Total Expenses Before Fee Reductions.........      538,226
Expenses voluntarily reduced by Investment
  Adviser......................................     (110,284)
                                                  ----------
  Net Expenses.................................      427,942
                                                  ----------
NET INVESTMENT INCOME..........................    4,659,705
                                                  ----------
NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments...................           75
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................   $4,659,780
                                                  ==========

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED
                                     APRIL 30,       OCTOBER 31,
                                        2005             2004
                                  ----------------   ------------
                                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income...........   $   4,659,705     $  3,035,545
Net realized gain on
  investments...................              75            1,815
                                   -------------     ------------
Net increase in net assets
  resulting from operations.....       4,659,780        3,037,360
                                   -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income......      (4,658,573)      (3,035,376)
From net realized gains.........              --           (1,815)
                                   -------------     ------------
Change in net assets from
  dividends to shareholders.....      (4,658,573)       3,037,191
                                   -------------     ------------
CAPITAL TRANSACTIONS(A):
Net proceeds from sale of
  shares........................     196,344,641      300,000,000
Net proceeds from dividends
  reinvested....................       1,647,269          982,706
Cost of shares reacquired.......    (223,394,065)     (65,407,615)
                                   -------------     ------------
Net increase in net assets from
  Fund share transactions.......     (25,402,155)     235,575,091
                                   -------------     ------------
Net increase in net assets......     (25,400,948)     235,575,260
                                   -------------     ------------
NET ASSETS:
Beginning of period.............     411,534,962      175,959,702
                                   -------------     ------------
End of period...................   $ 386,134,014     $411,534,962
                                   =============     ============
Accumulated net investment
  income........................   $       1,132     $         --
                                   -------------     ------------

------------
(a) Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------

                              SIX MONTHS
                                 ENDED        YEAR ENDED    PERIOD ENDED
                               APRIL 30,      OCTOBER 31,   OCTOBER 31,
                                 2005            2004         2003(A)
                              -----------     -----------   ------------
                              (UNAUDITED)
Net asset value, beginning
  of period.................   $  1.000        $  1.000       $  1.000
                               --------        --------       --------
INVESTMENT ACTIVITIES:
Net investment income.......      0.011           0.011          0.008
Net realized gain on
  investments...............      0.000(b)        0.000(b)       0.000(b)
                               --------        --------       --------
Total from Investment
  Activities................      0.011           0.011          0.008
                               --------        --------       --------
DISTRIBUTIONS:
From net investment
  income....................     (0.011)         (0.011)        (0.008)
From net realized gains on
  investments...............         --          (0.000)(b)     (0.000)(b)
                               --------        --------       --------
Total dividends.............     (0.011)         (0.011)        (0.008)
                               --------        --------       --------
Net asset value, end of
  period....................   $  1.000        $  1.000       $  1.000
                               ========        ========       ========
Total Return................       1.09%(c)        1.09%          0.81%(c)
                               ========        ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's)................   $386,134        $411,535       $175,960
Ratio of expenses to average
  net assets................       0.20%(d)        0.20%          0.20%(d)
Ratio of net investment
  income to average net
  assets....................       2.18%(d)        1.14%          1.01%(d)
Ratio of expenses to average
  net assets*...............       0.25%(d)        0.31%          0.46%(d)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period January 15, 2003 (commencement of operations) through October 31, 2003.
(b) Amount represents less than $0.001 per share.
(c) Not Annualized.
(d) Annualized.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------

1. ORGANIZATION
  The Trust was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION:
  Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------

for both reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:
  Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

FEDERAL INCOME TAXES:
  The Fund's policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

RESTRICTED AND ILLIQUID SECURITIES:
  The Fund will not invest more than 10% of their net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper or illiquid securities held by a Fund in excess of this level is at all time liquid.

INDEMNIFICATION:
  Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown, as

-------------------------------------------------------------------------

this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote

3. INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS
  The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (the "Adviser"). Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

  The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended April 30, 2005, the Adviser waived fees of $110,284.

  Each Trustee of the Fund, who is not considered to be an "interested person" as that term is defined in 1940 Act (an "Independent Trustee"), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an "interested person" as that term is defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

  BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as Administrator, Fund Accountant, and Transfer Agent to the Fund. For these services BISYS receives fees computed at an annual rate of the average daily net assets, subject to a minimum annual fee.

  Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

4. PRINCIPAL SHAREHOLDERS
  As of April 30, 2005, there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 42.4% of the Fund.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  APRIL 30, 2005 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------

5. RATINGS SERVICES
  Moody's Investor Services' money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

  Standard & Poor's ("S&P") money market fund is a safety rating, expressing S&P's opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P's AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P's analysis of the fund's credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The "m" denotes a money market fund and distinguishes the money market fund rating from S&P's traditional debt rating.

6. ANNUAL CONSIDERATION FOR THE CONTINUATION OF THE INVESTMENT ADVISER AGREEMENT The continuance of the Advisory Agreement was last approved by the Board of
Trustees, including a majority of the Independent Trustees, on December 20, 2004. In determining to approve the continuance of the Advisory Agreement, the Board requested, and received from the Adviser, information it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust with respect to its deliberations. In evaluating the fairness and reasonableness of the compensation to be paid to the Adviser under the Advisory Agreement, the Board considered the following factors: (i) the nature and quality of services to be rendered under the Advisory Agreement; (ii) the fees and expenses paid by comparable funds;
(iii) the Fund's service needs and the services provided by the Adviser; (iv) the quality of the services expected to be provided; (v) the fees payable for the services, including an analysis of how those fees compare to those charged by advisers of other money market funds, according to data provided by Lipper Analysis Services, Inc.; (vi) the total expenses and performance of the

-------------------------------------------------------------------------

Fund, including the Adviser's contractual agreement to cap the total annual operating expenses of the Fund; (vii) the capabilities and financial condition of the Adviser; and (viii) the residual benefits that the Adviser or any of its affiliates may receive from managing the Fund, such as brand-recognition.

  In particular, the Trustees noted that the performance of the Fund exceeded the average of its comparable funds. Also, the Trustees noted that the Adviser's fee was below the average and the median fee paid by comparable funds with a comparable asset level. It was also noted by the Trustees that the Fund's expense ratio, after fee waivers and reimbursements, was below the average and the median for comparable funds with a comparable asset level. In reviewing the Adviser's profitability with respect to the Fund, the Trustees noted that the Adviser currently was losing money from operating the Fund, but the amount of the loss was projected to decrease as Fund assets increased.

  In approving the Advisory Agreement, the Board, based on its review of the information requested and provided concluded that (i) the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund; and (ii) the Fund's expense ratios are reasonable compared to other funds with similar investment objectives. After considering these and other factors, the Trustees concluded that the approval of the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Williams Capital Management, LLC
650 Fifth Avenue, 11th floor
New York, NY 10019

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND TRANSFER AGENT
BISYS Fund Services
3435 Stelzer Rd.
Columbus, OH 43219

CUSTODIAN
The Bank of New York
2 Hanson Place, 7th Floor
New York, NY 11217

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker
1318 Market St., Suite 2400
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     NOT APPLICABLE

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Williams Capital Management Trust
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Dail St. Claire
                         -----------------------------------------------------
                           Dail St. Claire, President

Date      July 1, 2005
     --------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Christopher J. Williams
                         -----------------------------------------------------
                           Christopher J. Williams, Treasurer

Date      July 1, 2005
     --------------------------------

By (Signature and Title)*  /s/ Dail St. Claire
                         -----------------------------------------------------
                           Dail St. Claire, President

Date      July 1, 2005
     --------------------------------